Credit Facilities, Long-Term Debt and Lease Liabilities - Senior Notes (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Long-term debt | Net investment hedges
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 370	$ 370